Stock-Based Compensation - Restricted and Performance Stock Unit Activity (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock Units Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in shares)	12,633	13,308	13,903
Granted (in shares)	4,134	4,216	4,409
Payments (in shares)	(5,977)	(4,825)	(4,890)
Cancelled/Forfeited (in shares)	(213)	(66)	(114)
Adjustments (in shares)			0
Ending Balance (in shares)	10,577	12,633	13,308
Restricted Stock Units Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in shares)	13,991	0	0
Granted (in shares)	15,157	25,168	0
Payments (in shares)	(6,860)	(8,487)	0
Cancelled/Forfeited (in shares)	(2,362)	(2,690)	0
Adjustments (in shares)			0
Ending Balance (in shares)	19,926	13,991	0
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in shares)	18,235	17,919	17,203
Granted (in shares)	5,779	6,564	6,391
Payments (in shares)	(4,526)	(6,031)	(4,702)
Cancelled/Forfeited (in shares)	(2,583)	(217)	(1,143)
Adjustments (in shares)			170
Ending Balance (in shares)	16,905	18,235	17,919